Consolidated Statements of Convertible Preferred Shares and Changes in Shareholders’ Equity (Deficit) - USD ($) $ in Thousands		Convertible Preferred Shares	Number of Ordinary shares	Additional paid-in capital	Accumulated deficit	Total
Balance at Dec. 31, 2018		$ 69,347		$ 4,688	$ (86,398)	$ (81,710)
Balance (in Shares) at Dec. 31, 2018		9,454,433	561,225
Exercise of options				7		7
Exercise of options (in Shares)			1,523
Share-based compensation				976		976
Issuance of Series E-1 Preferred shares, net	[1]	$ 36,966
Issuance of Series E-1 Preferred shares, net (in Shares)	[1]	3,066,544
Loss					(6,905)	(6,905)
Balance at Dec. 31, 2019		$ 106,313		5,671	(93,303)	(87,632)
Balance (in Shares) at Dec. 31, 2019		12,520,977	562,748
Exercise of options				3		3
Exercise of options (in Shares)			395
Share-based compensation				4,577		4,577
Issuance of Ordinary shares in connection with the IPO, net	[2]			62,757		62,757
Issuance of Ordinary shares in connection with the IPO, net (in Shares)	[2]		4,312,500
Conversion of convertible Preferred shares to Ordinary shares		$ (106,313)		106,313		106,313
Conversion of convertible Preferred shares to Ordinary shares (in Shares)		(12,520,977)	12,520,977
Deemed dividend related to Series E-1 Preferred shares (see Note 9c)				2,114	(2,114)
Deemed dividend related to Series E-1 Preferred shares (see Note 9c) (in Shares)			158,967
Reclassification of warrants into equity				23,614		23,614
Exercise of warrants				13		13
Exercise of warrants (in Shares)			939,152
Issuance of warrants				1		1
Loss					(36,869)	(36,869)
Balance at Dec. 31, 2020				205,063	(132,286)	72,777
Balance (in Shares) at Dec. 31, 2020			18,494,739
Exercise of options				402		402
Exercise of options (in Shares)			77,358
Share-based compensation				4,750		4,750
Exercise of warrants				632		632
Exercise of warrants (in Shares)			184,473
Loss					(42,601)	(42,601)
Balance at Dec. 31, 2021				$ 210,847	$ (174,887)	$ 35,960
Balance (in Shares) at Dec. 31, 2021			18,756,570

[1]	Net of issuance costs of $3,822 in cash and warrants.
[2]	Net of issuance costs of $6,243 (see Note 1c).